Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016	66,952,529
Balance at Dec. 31, 2016	$ 6,695		$ 11,018,915		$ (9,499,607)	$ 1,526,003
Net loss					(3,833,060)	(3,833,060)
Balance (in shares) at Dec. 31, 2017	72,999,361	15,500
Balance at Dec. 31, 2017	$ 7,299	$ 2	14,470,984		(13,332,667)	1,145,618
Net loss					(812,944)	(812,944)
Balance (in shares) at Mar. 31, 2018	72,999,361	15,500
Balance at Mar. 31, 2018	$ 7,299	$ 2	14,470,984		(14,145,611)	332,674
Balance (in shares) at Dec. 31, 2017	72,999,361	15,500
Balance at Dec. 31, 2017	$ 7,299	$ 2	14,470,984		(13,332,667)	1,145,618
Net loss					(4,255,033)	(4,255,033)
Balance (in shares) at Dec. 31, 2018	90,759,324
Balance at Dec. 31, 2018	$ 9,075		18,701,211	(130,062)	(17,587,700)	992,524
Net loss					(1,904,166)	(1,904,166)
Collection of subscription receivable				130,062		130,062
Balance (in shares) at Mar. 31, 2019	90,759,324
Balance at Mar. 31, 2019	$ 9,075		$ 18,701,211		$ (19,491,866)	$ (781,580)